Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - 12 months ended Mar. 31, 2016	USD ($)	CAD
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 8,430,000
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2 | CAD		CAD 1.00
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	452,032
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	3.00
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	167,731
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	3.00
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	18,978
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	2.15
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	62,878
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	3.00
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	7,545
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	2.15
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	1,041,667
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	1.44
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	2,777,778
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	$ 1.35